Label	Element	Value
Sparkline International Intangible Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Sparkline International Intangible Value ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sparkline International Intangible Value ETF (the “Fund”) seeks to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund will invest in equity securities of publicly listed non-U.S. companies that Sparkline Capital LP (the “Sub-Adviser”) believes are attractive relative to its proprietary measure of “intangible-augmented intrinsic value.” Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in equity securities of publicly listed non-U.S. companies, including common stocks and depositary receipts evidencing ownership of common stocks, that satisfy the Sub-Adviser’s definition of value.
Unlike most traditional quantitative value strategies, the Sub-Adviser’s definition of intrinsic value (i.e., intangible-augmented intrinsic value) includes an assessment of both tangible assets and intangible value. Including a measurement of a company’s intangible value is a crucial part of the Sub-Adviser’s investment process. The Sub-Adviser believes intangible value is growing increasingly important as the economy shifts from industrial to information-based. The Sub-Adviser focuses on four pillars of intangible value: (1) human capital, (2) brand equity, (3) intellectual property, and (4) network effects, each of which are described more below.
1.Human capital: Human capital is the value embodied by human beings. In the modern economy, the ability to attract and retain top talent can be an important source of competitive advantage, as are company cultures that motivate and nurture workers.
2.Brand equity: Well-known brand names are often able to generate sales simply due to strong consumer recognition and loyalty. Companies may invest considerable resources in building their brands, which can constitute a large component of their market value.
3.Intellectual property: Intellectual property encompasses creations of the human intellect. It includes both legally-protected patents and proprietary trade secrets. As science and technology plays a larger role in human society, intellectual property has increasingly become the primary source of value for many companies.
4.Network effects: Network effects are a phenomenon by which users of a product or service derive incremental value from the addition of other users to the network. This can make it challenging for new entrants to unseat firms with dominant market positions. As globalization and the internet increase the potential scale of networks, network effects are becoming an important type of “moat.”
The Sub-Adviser employs a proprietary quantitative methodology to determine an estimated value of the foregoing four pillars for each company as well as to determine an estimated value of each company’s tangible assets – the fifth pillar. The assessment of a company’s tangible and intangible value together determine its intangible-augmented intrinsic value. The Sub-Adviser’s valuation process does not necessarily favor a company’s intangible value over its tangible value but due to four of the five pillars considered for determining a company’s value involving intangible value, it is generally expected that intangible will have a higher weight than tangible value. However, the weighting of individual pillars is expected to fluctuate over time.
The Sub-Adviser uses, among other sources, companies’ public accounting disclosures to analyze tangible assets. However, the Sub-Adviser has concluded that most companies’ accounting disclosures omit or give only cursory mention to their intangible value. The technical accounting definition of “intangible assets” is quite specific and captures only a narrow subset of the Sub-Adviser’s broader concept of intangible value. As a result, a key component of the Sub-Adviser’s process is its use of “alternative data” to measure intangible value. Alternative data refers to non-traditional data sources beyond conventional financial, accounting and stock price information. Examples of alternative data may include the narratives in corporate reports, patent and trademark grants, employee reviews, and social media. These examples are for illustrative purposes only; the Fund may choose to use some or none of these datasets, as well as other datasets not listed above. In general, such metrics are quite varied because each intangible pillar must be measured differently.
Because alternative data is often unstructured (e.g., text, images, audio) and very large, the Sub-Adviser uses natural language processing (NLP) (a form of machine learning) in addition to traditional quantitative investment techniques to incorporate the data into its investment process. NLP is specifically designed to deal with unstructured text. The Sub-Adviser generally uses a combination of third-party and open-source NLP frameworks, which are widely used and vetted, and adapts them to the unique use case of investing. Open-source NLP frameworks are publicly available code libraries that allow users to freely perform standard NLP tasks, such as named entity recognition, sentiment analysis, and summarization. Third-party NLP frameworks refer to services that, while not fully transparent or free of cost, are accessible to public users to perform NLP tasks such as those mentioned above.
This investment process is applied to a starting investment universe of all publicly listed non-U.S. companies. In determining where a company is located, the Sub-Adviser will consider various factors, including the location of its headquarters, principal operations, revenue sources, principal trading market and legal organization. The Sub-Adviser may remove companies from the universe if the Sub-Adviser determines they do not have a meaningful quantity of intangible value. For each company in the investment universe, the Sub-Adviser considers multiple metrics for the company’s attractiveness according to each of the five pillars, and then averages those metrics to produce a score for each of the five pillars. This is because the Sub-Adviser believes that no one data source or metric is infallible and that by combining many metrics, a better result can be obtained. Finally, the composite score is created by summing across the five pillars. The Fund will then generally seek to hold the securities of the companies with the highest total scores. In determining the weighting of each stock, the Sub-Adviser may take into account various factors, including but not limited to value, market capitalization and liquidity.
The Sub-Adviser is not constrained by the number of portfolio holdings, except that the Fund will generally hold at least 50 securities. The Fund’s investments may include common stocks of small-, mid- and large- capitalization companies, Real Estate Investment Trusts (“REITs”), and depository receipts representing the common stock of non-U.S. companies listed outside their domicile country. Depositary receipts, including ADRs and GDRs are certificates evidencing ownership of securities of a foreign issuer. The certificates are issued by depositary banks and the underlying securities are held in trust by a custodian bank or similar institution. Depositary receipts may be purchased on securities exchanges or directly from dealers. In addition, the Fund may invest in China A-shares (equity securities of companies listed in China). Although the Fund will not concentrate its investments in a particular industry, the Sub-Adviser anticipates that the Fund will hold a meaningful amount of stocks in the technology, industrials, healthcare, and consumer discretionary sectors.
The Fund’s international investments may provide exposure to developed and/or emerging markets. The Sub-Adviser has designated the following countries or regions as developed market: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain,
Sweden, Switzerland and the United Kingdom (the “U.K.”). The Sub-Adviser has designated the following countries as emerging: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and the United Arab Emirates. In determining a country to be a developed or emerging country, the Sub-Adviser may consider various factors, including but not limited to its economic development, its integration into the global financial system, and the classifications of independent organizations, such as the International Monetary Fund. To determine if a company is related to a developed or emerging market country, the Sub-Adviser will consider various factors, including the location of its headquarters, principal operations, revenue sources, principal trading market, and legal organization. The countries designated as developed or emerging markets will change from time to time. In addition, the countries in which the Fund actually holds investments will change from time to time.
The Sub-Adviser will seek to continually improve its valuation models used for the Fund as new datasets, methodologies and research become available. The Sub-Adviser will also employ active risk management techniques. As a result and because the Fund seeks to be fully invested at all times, the Sub-Adviser may recommend changes to the Fund’s individual positions during dynamic market conditions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in equity securities of publicly listed non-U.S. companies, including common stocks and depositary receipts evidencing ownership of common stocks, that satisfy the Sub-Adviser’s definition of value.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at etf.sparklinecapital.com/dtan

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	etf.sparklinecapital.com/dtan
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Sparkline International Intangible Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Sparkline International Intangible Value ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sparkline International Intangible Value ETF | Alternative Data Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Alternative Data Risk. The Sub-Adviser employs so-called “alternative data,” which generally refers to data that is not the traditional exchange or accounting data that has been widely used by the mainstream investment industry. Risks associated with alternative data include the possibility of new legal and regulatory frameworks targeting the collection and use of the data or technological changes that may make the data less useful or available. There is also the possibility that the organizations providing alternative data may cease operations, change business models, or suffer temporary outages due to technical issues. Insider trading and “fair practice” laws are generally untested in this area. Investment decisions based on alternative data may be flawed for various reasons, such as incomplete, “dirty” or misunderstood data, or problems with the technology used to collect and analyze it.

Sparkline International Intangible Value ETF | Alternate Valuation Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Alternate Valuation Risk. The Sub-Adviser assesses the intrinsic values of companies by incorporating alternate, non-traditional measurements, within its calculations. There is a risk that the alternate measurements may be incorrect or the Sub-Adviser’s assessment of them may not be reflected in the company’s stock price. In addition, there is a risk that some alternate valuation data for particular companies may be impossible or difficult to obtain, or difficult to analyze even with the aid of NLP tools. As a result, the Sub-Adviser may need to rely on different data sources when valuing differing companies. Therefore, the Sub-Adviser’s strategy of incorporating alternate valuations with traditional valuations may not produce the desired results and may not perform as expected.

Sparkline International Intangible Value ETF | Chinese Investments Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Chinese Investments Risk. Investments in securities of issuers in China (including variable interest entities associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non convertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Sparkline International Intangible Value ETF | Consumer Discretionary Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Consumer Discretionary Sector Risk. The Fund will have exposure to companies operating in the consumer discretionary sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Sparkline International Intangible Value ETF | Currency Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if a currency of a non-U.S. market in which the Fund has exposure to depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

Sparkline International Intangible Value ETF | Depositary Receipts Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Sparkline International Intangible Value ETF | Developed Countries Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Developed Countries Risk. The Fund’s investment in developed country issuers may subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Sparkline International Intangible Value ETF | Emerging Markets Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.

Sparkline International Intangible Value ETF | Equity Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Sparkline International Intangible Value ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Sparkline International Intangible Value ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Sparkline International Intangible Value ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Sparkline International Intangible Value ETF | ETF Risks, Cost of Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Sparkline International Intangible Value ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Sparkline International Intangible Value ETF | Foreign Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Sparkline International Intangible Value ETF | Geographic Risk Member
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Geographic Risk. From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, risks relating to economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may be more volatile if it focuses its investments in certain countries, especially emerging markets.

Sparkline International Intangible Value ETF | Geopolitical/Natural Disaster Risks Member
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Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Sparkline International Intangible Value ETF | Healthcare Sector Risk Member
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Healthcare Sector Risk. The Fund will have exposure to companies operating in the healthcare sector. Companies in the healthcare sector, including drug related companies, may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Sparkline International Intangible Value ETF | Industrials Sector Risk Member
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Industrials Sector Risk. The Fund is expected to have exposure to companies in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Sparkline International Intangible Value ETF | Information Technology Sector Risk. Member
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Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Sparkline International Intangible Value ETF | Investment Risk Member
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Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Sparkline International Intangible Value ETF | Large-Capitalization Companies Risk Member
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Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Sparkline International Intangible Value ETF | Machine Learning Risk Member
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Machine Learning Risk. The Fund relies heavily on a proprietary “machine learning” selection process as well as data and information supplied by third parties that are utilized in that process. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the input data is incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been correct and complete.

Sparkline International Intangible Value ETF | Management Risk Member
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Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of its proprietary machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Sparkline International Intangible Value ETF | New Fund Risk Member
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Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Sparkline International Intangible Value ETF | Quantitative Security Selection Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantitative models, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Sparkline International Intangible Value ETF | REITs Risk Member
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Risk [Text Block]	rr_RiskTextBlock
REIT Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Sparkline International Intangible Value ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Sparkline International Intangible Value ETF | Securities Lending Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sparkline International Intangible Value ETF | Small- & Mid-Capitalization Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Small- & Mid-Capitalization Companies Risk. Investing in securities of small- and medium-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sparkline International Intangible Value ETF | Value-Style Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Value Style Investing Risk. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values, including its assessment of their intangible value, or because the Sub-Adviser misjudged.

Sparkline International Intangible Value ETF | Sparkline International Intangible Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTAN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 176
Sparkline US Small Cap Intangible Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Sparkline US Small Cap Intangible Value ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sparkline US Small Cap Intangible Value ETF (the “Fund”) seeks to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund will invest in U.S.-listed equity securities of small-cap companies that Sparkline Capital LP (the “Sub-Adviser”) believes are attractive relative to its proprietary measure of “intangible-augmented intrinsic value.” Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. small cap equity securities, including common stocks and real estate investment trusts (“REITs”), that satisfy the Sub-Adviser’s definition of value. For the purpose of this prospectus, the Sub-Adviser considers small-cap companies to be either (a) companies smaller than the approximately 1,000 largest publicly-listed U.S. companies (by market capitalization) or (b) companies representing the bottom 10% of the market capitalization of all U.S.-listed companies.
Unlike most traditional quantitative value strategies, the Sub-Adviser’s definition of intrinsic value (i.e., intangible-augmented intrinsic value) includes an assessment of both tangible assets and intangible value. Including a measurement of a company’s intangible value is a crucial part of the Sub-Adviser’s investment process. The Sub-Adviser believes intangible value is growing increasingly important as the economy shifts from industrial to information-based. The Sub-Adviser focuses on four pillars of intangible value: (1) human capital, (2) brand equity, (3) intellectual property, and (4) network effects, each of which are described more below.
1.Human capital: Human capital is the value embodied by human beings. In the modern economy, the ability to attract and retain top talent can be an important source of competitive advantage, as are company cultures that motivate and nurture workers.
2.Brand equity: Well-known brand names are often able to generate sales simply due to strong consumer recognition and loyalty. Companies may invest considerable resources in building their brands, which can constitute a large component of their market value.
3.Intellectual property: Intellectual property encompasses creations of the human intellect. It includes both legally-protected patents and proprietary trade secrets. As science and technology plays a larger role in human society, intellectual property has increasingly become the primary source of value for many companies.
4.Network effects: Network effects are a phenomenon by which users of a product or service derive incremental value from the addition of other users to the network. This can make it challenging for new entrants to unseat firms with dominant market positions. As globalization and the internet increase the potential scale of networks, network effects are becoming an important type of “moat.”
The Sub-Adviser employs a proprietary quantitative methodology to determine an estimated value of the foregoing four pillars for each company as well as to determine an estimated value of each company’s tangible assets – the fifth pillar. The assessment of a company’s tangible and intangible value together determine its intangible-augmented intrinsic value. The Sub-Adviser’s valuation process does not necessarily favor a company’s intangible value over its tangible value but due to four of the five pillars considered for determining a company’s value involving intangible value, it is generally expected that intangible will have a higher weight than tangible value. However, the weighting of individual pillars is expected to fluctuate over time.
The Sub-Adviser uses, among other sources, companies’ public accounting disclosures to analyze tangible assets. However, the Sub-Adviser has concluded that most companies’ accounting disclosures omit or give only cursory mention to their intangible value. The technical accounting definition of “intangible assets” is quite specific and captures only a narrow subset of the Sub-Adviser’s broader concept of intangible value. As a result, a key component of the Sub-Adviser’s process is its use of “alternative data” to measure intangible value. Alternative data refers to non-traditional data sources beyond conventional financial, accounting and stock price information. Examples of alternative data may include the narratives in corporate reports, patent and trademark grants, employee reviews, and social media. These examples are for illustrative purposes only; the Fund may choose to use some or none of these datasets, as well as other datasets not listed above. In general, such metrics are quite varied because each intangible pillar must be measured differently.
Because alternative data is often unstructured (e.g., text, images, audio) and very large, the Sub-Adviser uses natural language processing (NLP) (a form of machine learning) in addition to traditional quantitative investment techniques to incorporate the data into its investment process. NLP is specifically designed to deal with unstructured text. The Sub-Adviser generally uses a combination of third-party and open-source NLP frameworks, which are widely used and vetted, and adapts them to the unique use case of investing. Open-source NLP frameworks are publicly available code libraries that allow users to freely perform standard NLP tasks, such as named entity recognition, sentiment analysis, and summarization. Third-party NLP frameworks refer to services that, while not fully transparent or free of cost, are accessible to public users to perform NLP tasks such as those mentioned above.
This investment process is applied to a starting investment universe of U.S.-listed equity securities of small-cap companies. The Sub-Adviser may remove companies from the universe if the Sub-Adviser determines they do not have a meaningful quantity of intangible value. For each company in the investment universe, the Sub-Adviser considers multiple metrics for the company’s attractiveness according to each of the five pillars, and then averages those metrics to produce a score for each of the five pillars. This is because the Sub-Adviser believes that no one data source or metric is infallible and that by combining many metrics, a better result can be obtained. Finally, the composite score is created by summing across the five pillars. The Fund will then generally seek to hold the securities of the companies with the highest total scores. In determining the weighting of each stock, the Sub-Adviser may take into account various factors, including but not limited to value, market capitalization and liquidity.
The Sub-Adviser is not constrained by the number of portfolio holdings, except that the Fund will generally hold at least 50 securities. The Fund’s investments will primarily include common stocks of small-capitalization companies and may include investments in REITs. Although the Fund will not concentrate its investments in a particular industry, the Sub-Adviser anticipates the Fund will hold a meaningful amount of stocks in the technology, industrials, communications, healthcare, and consumer discretionary sectors.
The Sub-Adviser will seek to continually improve its valuation models used for the Fund as new datasets, methodologies and research become available. The Sub-Adviser will also employ active risk management techniques. As a result and because the Fund seeks to be fully invested at all times, the Sub-Adviser may recommend changes to the Fund’s individual positions during dynamic market conditions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. small cap equity securities, including common stocks and real estate investment trusts (“REITs”), that satisfy the Sub-Adviser’s definition of value.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at etf.sparklinecapital.com/stan.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	etf.sparklinecapital.com/stan
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Sparkline US Small Cap Intangible Value ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Sparkline US Small Cap Intangible Value ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sparkline US Small Cap Intangible Value ETF | Alternative Data Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Alternative Data Risk. The Sub-Adviser employs so-called “alternative data,” which generally refers to data that is not the traditional exchange or accounting data that has been widely used by the mainstream investment industry. Risks associated with alternative data include the possibility of new legal and regulatory frameworks targeting the collection and use of the data or technological changes that may make the data less useful or available. There is also the possibility that the organizations providing alternative data may cease operations, change business models, or suffer temporary outages due to technical issues. Insider trading and “fair practice” laws are generally untested in this area. Investment decisions based on alternative data may be flawed for various reasons, such as incomplete, “dirty” or misunderstood data, or problems with the technology used to collect and analyze it.

Sparkline US Small Cap Intangible Value ETF | Alternate Valuation Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Alternate Valuation Risk. The Sub-Adviser assesses the intrinsic values of companies by incorporating alternate, non-traditional measurements, within its calculations. There is a risk that the alternate measurements may be incorrect or the Sub-Adviser’s assessment of them may not be reflected in the company’s stock price. In addition, there is a risk that some alternate valuation data for particular companies may be impossible or difficult to obtain, or difficult to analyze even with the aid of NLP tools. As a result, the Sub-Adviser may need to rely on different data sources when valuing differing companies. Therefore, the Sub-Adviser’s strategy of incorporating alternate valuations with traditional valuations may not produce the desired results and may not perform as expected.

Sparkline US Small Cap Intangible Value ETF | Communications Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Communications Sector Risk. The Fund will have exposure to companies operating in the communications sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other fierce competitive pressures, including pricing competition. They may also be adversely affected by research and development costs, substantial capital requirements, and increased governmental regulation.

Sparkline US Small Cap Intangible Value ETF | Consumer Discretionary Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Consumer Discretionary Sector Risk. The Fund will have exposure to companies operating in the consumer discretionary sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Sparkline US Small Cap Intangible Value ETF | Equity Investing Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Sparkline US Small Cap Intangible Value ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Sparkline US Small Cap Intangible Value ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Sparkline US Small Cap Intangible Value ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Sparkline US Small Cap Intangible Value ETF | ETF Risks, Cost of Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Sparkline US Small Cap Intangible Value ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Sparkline US Small Cap Intangible Value ETF | Geopolitical/Natural Disaster Risks Member
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Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Sparkline US Small Cap Intangible Value ETF | Healthcare Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Healthcare Sector Risk. The Fund will have exposure to companies operating in the healthcare sector. Companies in the healthcare sector, including drug related companies, may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Sparkline US Small Cap Intangible Value ETF | Industrials Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Industrials Sector Risk. The Fund is expected to have exposure to companies in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Sparkline US Small Cap Intangible Value ETF | Information Technology Sector Risk. Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Sparkline US Small Cap Intangible Value ETF | Investment Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Sparkline US Small Cap Intangible Value ETF | Machine Learning Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Machine Learning Risk. The Fund relies heavily on a proprietary “machine learning” selection process as well as data and information supplied by third parties that are utilized in that process. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the input data is incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been correct and complete.

Sparkline US Small Cap Intangible Value ETF | Management Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of its proprietary machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Sparkline US Small Cap Intangible Value ETF | New Fund Risk Member
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Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Sparkline US Small Cap Intangible Value ETF | Quantitative Security Selection Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantitative models, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Sparkline US Small Cap Intangible Value ETF | REIT Risk Member
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Risk [Text Block]	rr_RiskTextBlock
REIT Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Sparkline US Small Cap Intangible Value ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Sparkline US Small Cap Intangible Value ETF | Securities Lending Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sparkline US Small Cap Intangible Value ETF | Small-Capitalization Companies Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and during adverse circumstances, may be more difficult to sell and receive a sales price comparable to the value assigned to the security by the Fund. These securities are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies, which may make the valuation of such securities more difficult if there isn’t a readily available market price.

Sparkline US Small Cap Intangible Value ETF | Value-Style Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Value Style Investing Risk. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values, including its assessment of their intangible value, or because the Sub-Adviser misjudged.

Sparkline US Small Cap Intangible Value ETF | Sparkline US Small Cap Intangible Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STAN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 160
Sparkline Emerging Markets Intangible Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Sparkline Emerging Markets Intangible Value ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sparkline Emerging Markets Intangible Value ETF (the “Fund”) seeks to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund will invest in equity securities of publicly-listed companies related to emerging markets that Sparkline Capital LP (the “Sub-Adviser”) believes are attractive relative to its proprietary measure of “intangible-augmented intrinsic value.” Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities economically tied to emerging market countries, including common stocks, real estate investment trusts (“REITs”), and depositary receipts evidencing ownership of common stocks, that satisfy the Sub-Adviser’s definition of value.
For the purposes of this prospectus, the definition of an emerging market country shall be determined by the Sub-Adviser. As of the date of this Prospectus, the Sub-Adviser has designated the following countries as emerging: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and the United Arab Emirates. In determining a country to be an emerging country, the Sub-Adviser may consider various factors, including but not limited to its economic development, its integration into the global financial system, and the classifications of independent organizations, such as the International Monetary Fund. To determine if a company is related to an emerging market country, the Sub-Adviser will consider various factors, including the location of its headquarters, principal operations, revenue sources, principal trading market, and legal organization. The countries designated as emerging markets will change from time to time. In addition, the countries in which the Fund actually holds investments will change from time to time.
Unlike most traditional quantitative value strategies, the Sub-Adviser’s definition of intrinsic value (i.e., intangible-augmented intrinsic value) includes an assessment of both tangible assets and intangible value. Including a measurement of a company’s intangible value is a crucial part of the Sub-Adviser’s investment process. The Sub-Adviser believes intangible value is growing increasingly important as the economy shifts from industrial to information-based. The Sub-Adviser focuses on four pillars of intangible value: (1) human capital, (2) brand equity, (3) intellectual property, and (4) network effects, each of which are described more below.
1.Human capital: Human capital is the value embodied by human beings. In the modern economy, the ability to attract and retain top talent can be an important source of competitive advantage, as are company cultures that motivate and nurture workers.
2.Brand equity: Well-known brand names are often able to generate sales simply due to strong consumer recognition and loyalty. Companies may invest considerable resources in building their brands, which can constitute a large component of their market value.
3.Intellectual property: Intellectual property encompasses creations of the human intellect. It includes both legally-protected patents and proprietary trade secrets. As science and technology plays a larger role in human society, intellectual property has increasingly become the primary source of value for many companies.
4.Network effects: Network effects are a phenomenon by which users of a product or service derive incremental value from the addition of other users to the network. This can make it challenging for new entrants to unseat firms with dominant market positions. As globalization and the internet increase the potential scale of networks, network effects are becoming an important type of “moat.”
The Sub-Adviser employs a proprietary quantitative methodology to determine an estimated value of the foregoing four pillars for each company as well as to determine an estimated value of each company’s tangible assets – the fifth pillar. The assessment of a company’s tangible and intangible value together determine its intangible-augmented intrinsic value. The Sub-Adviser’s valuation process does not necessarily favor a company’s intangible value over its tangible value but due to four of the five pillars considered for determining a company’s value involving intangible value, it is generally expected that intangible will have a higher weight than tangible value. However, the weighting of individual pillars is expected to fluctuate over time.
The Sub-Adviser uses, among other sources, companies’ public accounting disclosures to analyze tangible assets. However, the Sub-Adviser has concluded that most companies’ accounting disclosures omit or give only cursory mention to their intangible value. The technical accounting definition of “intangible assets” is quite specific and captures only a narrow subset of the Sub-Adviser’s broader concept of intangible value. As a result, a key component of the Sub-Adviser’s process is its use of “alternative data” to measure intangible value. Alternative data refers to non-traditional data sources beyond conventional financial, accounting and stock price information. Examples of alternative data may include the narratives in corporate reports, patent and trademark grants, employee reviews, and social media. These examples are for illustrative purposes only; the Fund may choose to use some or none of these datasets, as well as other datasets not listed above. In general, such metrics are quite varied because each intangible pillar must be measured differently.
Because alternative data is often unstructured (e.g., text, images, audio) and very large, the Sub-Adviser uses natural language processing (NLP) (a form of machine learning) in addition to traditional quantitative investment techniques to incorporate the data into its investment process. NLP is specifically designed to deal with unstructured text. The Sub-Adviser generally uses a combination of third-party and open-source NLP frameworks, which are widely used and vetted, and adapts them to the unique use case of investing. Open-source NLP frameworks are publicly available code libraries that allow users to freely perform standard NLP tasks, such as named entity recognition, sentiment analysis, and summarization. Third-party NLP frameworks refer to services that, while not fully transparent or free of cost, are accessible to public users to perform NLP tasks such as those mentioned above.
This investment process is applied to a starting investment universe of all publicly listed non-U.S. companies. In determining were a company is located, the Sub-Adviser will consider various factors, including the location of its headquarters, principal operations, revenue sources, principal trading market and legal organization. The Sub-Adviser may remove companies from the universe if the Sub-Adviser determines they do not have a meaningful quantity of intangible value. For each company in the investment universe, the Sub-Adviser considers multiple metrics for the company’s attractiveness according to each of the five pillars, and then averages those metrics to produce a score for each of the five pillars. This is because the Sub-Adviser believes that no one data source or metric is infallible and that by combining many metrics, a better result can be obtained. Finally, the composite score is created by summing across the five pillars. The Fund will then generally seek to hold the securities of the companies with the highest total scores. In determining the weighting of each stock, the Sub-Adviser may take into account various factors, including but not limited to value, market capitalization and liquidity.
The Sub-Adviser is not constrained by the number of portfolio holdings, except that the Fund will generally hold at least 50 securities. The Fund’s investments may include common stocks of small-, mid- and large- capitalization companies, REITs, and depository receipts representing the stock of non-U.S. companies listed outside their domicile country. The Fund may also invest in China A-shares (equity securities of companies listed in China). Although the Fund will not concentrate its investments in a particular industry, the Sub-Adviser anticipates that the Fund will hold a meaningful amount of stocks in the technology, communications, financials, energy and consumer discretionary sectors.
The Sub-Adviser will seek to continually improve its valuation models used for the Fund as new datasets, methodologies and research become available. The Sub-Adviser will also employ active risk management techniques. As a result and because the Fund seeks to be fully invested at all times, the Sub-Adviser may recommend changes to the Fund’s individual positions during dynamic market conditions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities economically tied to emerging market countries, including common stocks, real estate investment trusts (“REITs”), and depositary receipts evidencing ownership of common stocks, that satisfy the Sub-Adviser’s definition of value.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at etf.sparklinecapital.com/etan.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	etf.sparklinecapital.com/etan
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Sparkline Emerging Markets Intangible Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Sparkline Emerging Markets Intangible Value ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sparkline Emerging Markets Intangible Value ETF | Alternative Data Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Alternative Data Risk. The Sub-Adviser employs so-called “alternative data,” which generally refers to data that is not the traditional exchange or accounting data that has been widely used by the mainstream investment industry. Risks associated with alternative data include the possibility of new legal and regulatory frameworks targeting the collection and use of the data or technological changes that may make the data less useful or available. There is also the possibility that the organizations providing alternative data may cease operations, change business models, or suffer temporary outages due to technical issues. Insider trading and “fair practice” laws are generally untested in this area. Investment decisions based on alternative data may be flawed for various reasons, such as incomplete, “dirty” or misunderstood data, or problems with the technology used to collect and analyze it.

Sparkline Emerging Markets Intangible Value ETF | Alternate Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Alternate Valuation Risk. The Sub-Adviser assesses the intrinsic values of companies by incorporating alternate, non-traditional measurements, within its calculations. There is a risk that the alternate measurements may be incorrect or the Sub-Adviser’s assessment of them may not be reflected in the company’s stock price. In addition, there is a risk that some alternate valuation data for particular companies may be impossible or difficult to obtain, or difficult to analyze even with the aid of NLP tools. As a result, the Sub-Adviser may need to rely on different data sources when valuing differing companies. Therefore, the Sub-Adviser’s strategy of incorporating alternate valuations with traditional valuations may not produce the desired results and may not perform as expected.

Sparkline Emerging Markets Intangible Value ETF | Chinese Investments Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Chinese Investments Risk. Investments in securities of issuers in China (including variable interest entities associated with an underlying Chinese operating company) include risks such as, but are not limited to, less developed or less efficient trading markets; heightened risk of inefficiency, volatility and pricing anomalies of portfolio holdings resulting from government control of markets; currency fluctuations or blockage; nationalization of assets; limits on repatriation; uncertainty surrounding trading suspensions; a lack of publicly available information (as compared to many other countries); and natural disasters particularly likely to occur in China. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, and its economy is experiencing a relative slowdown. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Internal social unrest or confrontations with neighboring countries may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non convertibility, interest rate fluctuations, and higher rates of inflation. Investments in securities of Chinese companies are subject to China’s heavy dependence on exports. Reductions in spending on Chinese products and services, institution of tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the values of Chinese companies. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

Sparkline Emerging Markets Intangible Value ETF | Communications Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Communications Sector Risk. The Fund will have exposure to companies operating in the communications sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other fierce competitive pressures, including pricing competition. They may also be adversely affected by research and development costs, substantial capital requirements, and increased governmental regulation.

Sparkline Emerging Markets Intangible Value ETF | Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Consumer Discretionary Sector Risk. The Fund will have exposure to companies operating in the consumer discretionary sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Sparkline Emerging Markets Intangible Value ETF | Currency Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if a currency of a non-U.S. market in which the Fund has exposure to depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

Sparkline Emerging Markets Intangible Value ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Sparkline Emerging Markets Intangible Value ETF | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Many emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions.

Sparkline Emerging Markets Intangible Value ETF | Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among others. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences.

Sparkline Emerging Markets Intangible Value ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Sparkline Emerging Markets Intangible Value ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
•Cash Redemption Risk. The Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Sparkline Emerging Markets Intangible Value ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Sparkline Emerging Markets Intangible Value ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Sparkline Emerging Markets Intangible Value ETF | ETF Risks, Cost of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Sparkline Emerging Markets Intangible Value ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Sparkline Emerging Markets Intangible Value ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively. In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.
Sparkline Emerging Markets Intangible Value ETF | Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Sparkline Emerging Markets Intangible Value ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Sparkline Emerging Markets Intangible Value ETF | Geographic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geographic Risk. From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, risks relating to economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may be more volatile if it focuses its investments in certain countries, especially emerging markets.

Sparkline Emerging Markets Intangible Value ETF | Geopolitical/Natural Disaster Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Sparkline Emerging Markets Intangible Value ETF | Information Technology Sector Risk. Member
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Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
Sparkline Emerging Markets Intangible Value ETF | Investment Risk Member
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Investment Risk. When you sell your Shares of the Fund, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.

Sparkline Emerging Markets Intangible Value ETF | Large-Capitalization Companies Risk Member
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Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Sparkline Emerging Markets Intangible Value ETF | Machine Learning Risk Member
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Machine Learning Risk. The Fund relies heavily on a proprietary “machine learning” selection process as well as data and information supplied by third parties that are utilized in that process. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the input data is incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been correct and complete.

Sparkline Emerging Markets Intangible Value ETF | Management Risk Member
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Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. In addition, the Fund’s principal investment strategies are dependent upon the Sub-Adviser’s use of its proprietary machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Sparkline Emerging Markets Intangible Value ETF | New Fund Risk Member
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Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Sparkline Emerging Markets Intangible Value ETF | Quantitative Security Selection Risk Member
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Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantitative models, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Sparkline Emerging Markets Intangible Value ETF | REIT Risk Member
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REIT Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Sparkline Emerging Markets Intangible Value ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. As the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Sparkline Emerging Markets Intangible Value ETF | Securities Lending Risk Member
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Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sparkline Emerging Markets Intangible Value ETF | Small- & Mid-Capitalization Companies Risk Member
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Small- & Mid-Capitalization Companies Risk. Investing in securities of small- and medium-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sparkline Emerging Markets Intangible Value ETF | Value-Style Investing Risk Member
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Value Style Investing Risk. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Sub-Adviser believes are their full market values, either because the market fails to recognize what the Sub-Adviser considers to be the companies’ true business values, including its assessment of their intangible value, or because the Sub-Adviser misjudged.

Sparkline Emerging Markets Intangible Value ETF | Sparkline Emerging Markets Intangible Value ETF
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Trading Symbol	dei_TradingSymbol	ETAN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%	[5]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 192

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses and fees and expenses associated with the Fund’s securities lending program, if applicable.
[2]	Other Expenses are estimated for the current fiscal year.
[3]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses and fees and expenses associated with the Fund’s securities lending program, if applicable.
[4]	Other Expenses are estimated for the current fiscal year.
[5]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses and fees and expenses associated with the Fund’s securities lending program, if applicable.
[6]	Other Expenses are estimated for the current fiscal year.